SCHEDULE OF MATURITIES OF BANK LOANS (Details) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Carrying amount	$ 9,433	$ 9,878
Within 1 year	5,461	5,456
2024	218	461
2025	204	222
2026	204	204
2027	204	204
Thereafter	3,142	3,331
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount	9,269	9,692
Within 1 year	5,437	5,432
2024	194	437
2025	180	198
2026	180	180
2027	180	180
Thereafter	3,098	3,265
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount	164	186
Within 1 year	24	24
2024	24	24
2025	24	24
2026	24	24
2027	24	24
Thereafter	$ 44	$ 66